STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Tax withholding on stock-based compensation awards	$ 283	$ 366
Option exercise price minimum (in dollars per share)	$ 10.59
Option exercise price maximum (in dollars per share)		$ 29.05
RSUs
STOCK-BASED COMPENSATION
Number of awards outstanding	2,881	4,989	6,628
Awards forfeited	358	137
Awards vested	4,402	3,262
Awards issued due to net settlement	4,401	3,169
Tax withholding on stock-based compensation awards (in shares)	1	93
Tax withholding on stock-based compensation awards	$ 283	$ 366
Average remaining life of unvested awards	1 year	1 year 11 months
Expected expense	$ 6,045	$ 9,967
Aggregate intrinsic value, other than option	$ 8,226	$ 16,714
RSUs | Minimum
STOCK-BASED COMPENSATION
Vesting period	1 year
RSUs | Maximum
STOCK-BASED COMPENSATION
Vesting period	4 years
Market and performance based RSUs
STOCK-BASED COMPENSATION
Number of awards outstanding	1,050
Granted (in shares)	1,050
Market based awards
STOCK-BASED COMPENSATION
Number of awards outstanding	525
Performance based awards
STOCK-BASED COMPENSATION
Number of awards outstanding	525	650
Options
STOCK-BASED COMPENSATION
Average remaining life of unvested awards	5 months	5 months
Aggregate intrinsic value, options	$ 0	$ 0